Operating Expenses - Disclosure of auditor's remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditors Remuneration [Line Items]
Audit of these financial statements	$ 1,716,000	$ 1,183,000	$ 1,145,000
Audit of the financial statements of subsidiaries	132,000	312,000	291,000
Audit of financial statements of associates	814,000	571,000	350,000
Audit-related assurance services	1,157,000	1,868,000	490,000
Non-audit related services	0	0	173,000
Auditor's remuneration	3,819,000	3,934,000	2,449,000
Prepaid expenses for expected subsidiary IPO, audit related assurance services		468,200
Gelesis
Auditors Remuneration [Line Items]
Audit of financial statements of associates	$ 720,000	$ 500,000	$ 350,000